SUPPLEMENT DATED JUNE 20, 2002

TO

PROSPECTUS DATED APRIL 30, 2002

FOR

MFS REGATTA CHOICE VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

On the first page of the prospectus, the date in the upper right hand corner should read "April 30, 2002."